Property And Equipment (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
(Gain) loss on dispositions of property and equipment	$ 6,175	$ (855)	$ 732
Depreciation	61,694	$ 58,050	$ 48,569
Operating Equipment [Member]
Property, Plant and Equipment [Line Items]
Operating equipment excluded from property and equipment held for sale	9,299
(Gain) loss on dispositions of property and equipment	$ 2,744